Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair value measurements [Abstract]
Summary of liabilities measured at fair value on recurring basis
	As of December 31, 2014
	Level 1	Level 2	Level 3	Total

Liabilities
Long-term payable:
Contingent consideration in relation to a business acquisition	-	-	183,000	183,000

As of December 31, 2015
	Level 1	Level 2	Level 3	Total

Liabilities
Long-term payable:
Contingent consideration in relation to business acquisitions	-	-	-	-

Schedule of changes in level 3 instruments
Contingent consideration in relation to business acquisitions
RMB

Balance as of December 31, 2013	-
Acquisition of 100 Online in 2014 (Note 4)	183,000
Balance as of December 31, 2014	183,000
Acquisition of Beifu in 2015 (Note 4)	107,306
Fair value change of contingent consideration in 2015	(290,306)
Balance as of December 31, 2015	-

Schedule of valuation techniques used to discount the contingent consideration
Initial recognition of contingent consideration in relation to business acquisitions	Risk free interest rate	Discount rate
Acquisition of 100 Online	4.14%	16%
Acquisition of Beifu	3.81%	18%